Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 9 - Property, Plant and Equipment, Net

	December 31,
	2024	2023
	U.S. Dollars (in thousands)
Cost:
Land	1,401	1,401
Building	23,444	20,730
Machinery and equipment	33,474	27,626
Office furniture and equipment	1,129	1,057
Computer equipment and software	7,197	6,542
Automobiles	431	429
Leasehold improvements	3,508	2,100
Operating lease right of use assets	8,442	7,187
Finance lease right of use assets	4,881	-
	83,907	67,072

Less accumulated depreciation	29,711	25,085

	54,196	41,987

Depreciation for the years ended December 31, 2024, 2023 and 2022 amounted to $6,809, $5,501, and $3,984, respectively.